Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions
Related Party Balances and Transactions

24. Related Party Balances and Transactions

The principal related parties with which the Group had major transactions during the periods presented are as follows:

Name of Entity or Individual	Relationship with the Company
Meituan	A principal shareholder of the Company
Foshan Che Yijia New Energy Technology Co., Ltd. (“Foshan Cheyijia”)	Affiliate

The Group entered into the following major related party transactions:

	For the Year Ended December 31,
	2023	2024	2025
Purchase service from Meituan	21,956	81,120	70,301
Purchase goods from Foshan Cheyijia	53	2,300	22,885

The Group had the following major related party balances:

	As of December 31,
	2024	2025
Due to Meituan	8,852	14,781
Due to Foshan Cheyijia	2,575	11,838